IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 20.4	$ 24.5
Stressed Value-at-Risk (one-day)	51.5	54.2
Incremental Risk Capital Charge (one-year)	230.7	237.1
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.6	14.2
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.8	17.2
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.1	6.1
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	8.7
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	3.0
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.5	17.2
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(32.1)	(41.9)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.2	23.8
Stressed Value-at-Risk (one-day)	47.9	49.8
Incremental Risk Capital Charge (one-year)	225.0	205.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4	14.0
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.2	11.8
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5	7.2
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7	4.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	2.6
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.6	16.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(30.3)	(32.7)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	31.8	33.1
Stressed Value-at-Risk (one-day)	84.4	84.8
Incremental Risk Capital Charge (one-year)	279.6	269.8
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	17.2	25.7
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.5	18.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.5	12.9
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2	8.7
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	6.8
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.5	22.4
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.6	16.9
Stressed Value-at-Risk (one-day)	33.4	28.8
Incremental Risk Capital Charge (one-year)	173.1	156.2
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	5.3
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5	7.7
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6	4.0
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	2.2
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.3
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 10.6	$ 11.3